S000000716 [Member] Investment Strategy - Western Asset High Yield Fund	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
Under normal circumstances, the fund will invest at least 80% of its net assets in U.S. dollar denominated debt or fixed income securities that are rated below investment grade by one or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or are of a comparable quality as determined by the subadviser. The fund considers securities that are rated below the Baa or BBB categories to be rated below investment grade. Securities rated below investment grade are commonly known as “junk bonds” or “high yield securities.”
In deciding among the securities in which the fund may invest, the subadviser takes into account the credit quality, country of issue, interest rate, liquidity, maturity and yield of a security as well as other factors, including the fund’s effective duration and prevailing and anticipated market conditions. Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of particular features of a security (for example, some bonds can be prepaid by the issuer.) The fund may invest in securities of any maturity. The maturity of a fixed income security is a measure of the time remaining until the final payment on the security is due. The fund is permitted to invest up to 20% of its total assets in non-U.S. dollar denominated non-U.S. securities.
As part of its principal investment strategies, the fund may invest in asset- and mortgage-backed securities, which includes privately-issued and non-investment grade mortgage-backed securities, asset-backed securities and collateralized debt obligations, as well as loans, including senior loans, junior (or other subordinated loans) and covenant-lite loans, and inflation-indexed securities.
Instead of, and/or in addition to, investing directly in particular securities, the fund may use derivatives, including futures, such as bond and interest rate futures, options on bond and interest rate futures, swaps, foreign currency futures, forwards, options, and other synthetic instruments that are intended to provide economic exposure to the securities or the issuer or to be used as a hedging technique. In particular, the fund may use interest rate swaps, credit default swaps (including buying and selling credit default swaps on individual securities and/or baskets of securities), options (including options on credit default swaps), and/or futures contracts (including U.S. Treasury futures contracts) to a significant extent, although the amounts invested in these instruments may change from time to time. The fund may use currency related transactions involving futures contracts, options on futures contracts, indexed securities and other derivative instruments (collectively, “Financial Instruments”). These Financial Instruments may be used without limit, subject to applicable regulatory requirements, for either hedging purposes, or to implement a currency investment strategy.
The fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes.
The fund’s investments in derivative instruments and other investments that provide exposure to the investment focus indicated in the fund’s 80% policy, or that provide exposure to one or more market risk factors associated with the investment focus indicated in the fund’s name, are included in the fund’s 80% basket.